CONCENTRATIONS (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 CNY (¥) item	Jun. 30, 2024 CNY (¥) item	Jun. 30, 2023 item	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
CONCENTRATIONS
Number of major suppliers | item	2	2	1
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 36,600,000	¥ 90,300,000		$ 5.1
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	31,100,000	84,400,000		4.3
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	65,900,000	108,700,000		9.2
Maximum insured bank deposit | $					$ 800,000
Unprotected cash held in banks	¥ 63,400,000	¥ 105,500,000		$ 8.8
Supplier one | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage	11.20%	18.50%	26.30%
Supplier two | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage	11.00%	14.90%
CNPC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	44.00%	48.00%	43.00%
CNPC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	17.00%	38.00%	31.00%
SINOPEC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	17.00%	19.00%	32.00%
SINOPEC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	26.00%	27.00%	27.00%
Another customer | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	57.00%	6.00%
Another customer | Customer one | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage			11.00%
Another customer | Customer two | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage			10.00%